Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 2		0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 3		0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 4		6,000,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 5		0.61
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 6		9.8
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 7		0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 8		0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 9		0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 10		0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 11		0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 12		0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 13		6,000,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 14		0.61
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 15		9.8
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 16		2,000,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 17		0.61
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 18		9.8
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 1	6,000,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 2	0.61
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 3	9.3
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 4	8,270,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 5	0.15
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 6	9.9
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 7	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 8	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 9	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 11	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 13	14,270,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 14	0.34
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 15	9.8
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 16	$ 9,193,750
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 17	0.34
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 18	9.8